Investment Strategy - Additional Information (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 638,720	$ 685,332
SYNs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 639,000	$ 685,000